Carnival Corporation & Plc Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
OPERATING ACTIVITIES
Net income	$ 1,078	$ 1,298	$ 1,912
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,588	1,527	1,522
Losses on ship sales including impairments, net	163	49	28
Goodwill, trademark and other impairment charges	27	173	0
Share-based compensation	42	39	46
(Gains) losses on fuel derivatives, net	(36)	7	(1)
Other, net	35	12	21
Changes in operating assets and liabilities
Receivables	(128)	(15)	(43)
Inventories	19	(16)	(54)
Insurance recoverables, prepaid expenses and other	402	148	18
Accounts payable	79	(24)	67
Claims reserves and accrued and other liabilities	(330)	(192)	(41)
Customer deposits	(105)	(7)	291
Net cash provided by operating activities	2,834	2,999	3,766
INVESTING ACTIVITIES
Additions to property and equipment	(2,149)	(2,332)	(2,696)
Insurance proceeds for the ship	0	508	0
Other, net	93	52	50
Net cash used in investing activities	(2,056)	(1,772)	(2,646)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	4	(224)	(450)
Principal repayments of other long-term debt	(2,212)	(1,052)	(1,250)
Proceeds from issuance of other long-term debt	2,687	946	1,704
Dividends paid	(1,164)	(779)	(671)
Purchases of treasury stock	(138)	(90)	(454)
Sales of treasury stock	35	0	0
Other, net	8	9	28
Net cash used in financing activities	(780)	(1,190)	(1,093)
Effect of exchange rate changes on cash and cash equivalents	(1)	(22)	(6)
Net (decrease) increase in cash and cash equivalents	(3)	15	21
Cash and cash equivalents at beginning of year	465	450	429
Cash and cash equivalents at end of year	$ 462	$ 465	$ 450